Concentrations (Details Narrative) - HCYC Group Company Limited [Member]	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2025 HKD ($)
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 64,268		$ 500,000
Deposits			500,000
Cash Equivalents, at Carrying Value	513,873		3,997,878
Cash, Uninsured Amount	$ 449,604		$ 3,497,878
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	51.20%	69.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	40.00%	21.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	92.00%	63.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	92.00%	35.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	26.20%	38.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	22.20%	37.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	16.30%	15.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	15.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Five [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	12.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	72.00%	47.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]	18.00%	31.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
[custom:ConcentrationRiskPercentage]		15.40%